Net Intangible Assets And Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Net Intangible Assets And Goodwill
Net intangible assets and goodwill

Net intangible assets and goodwill consist of the following at year-end:

	2015	2014
Net intangible assets (i)
Computer software cost	$60,088	$64,103
Initial franchise fees	14,659	18,136
Reacquired franchised rights	8,128	9,878
Letter of credit fees	940	940
Others	1,000	1,000
Total cost	84,815	94,057
Total accumulated amortization	(47,579)	(51,088)
Subtotal	37,236	42,969

Goodwill (ii)
Mexico	6,013	6,840
Brazil	4,191	6,247
Chile	1,050	1,227
Argentina	504	—
Ecuador	273	273
Peru	165	189
Colombia	54	119
Subtotal	12,250	14,895
	$49,486	$57,864

(i)
Total amortization expense for fiscal years 2015, 2014 and 2013 amounted to $14,332, $15,108 and $18,297, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $14,332 for 2016, $10,253 for 2017; $1,733 for 2018; $1,733 for 2019; $1,733 for 2020; and thereafter $7,452.

(ii)	Related to the acquisition of franchised restaurants (Mexico, Brazil, Peru, Chile, Argentina and Colombia) and non-controlling interests in subsidiaries (Ecuador and Chile).